INVESTMENT SECURITIES (Tables)	12 Months Ended
Dec. 31, 2012
Investment Securities Details [Abstract]
Investment Securities Available For Sale Tables [Text Block]

	2011
Available-for-sale securities		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	(Losses)	Value
	(EUR in thousands)
Greek government bonds	3,730,682	-	(33,304)	3,697,378
Debt securities issued by other governments and public sector entities	3,154,367	7,840	(108,456)	3,053,751
Foreign treasury bills	181,130	53	(733)	180,450
Corporate debt securities issued by companies incorporated in Greece	701,889	685	(242,048)	460,526
Corporate debt securities issued by companies incorporated outside Greece	715,904	32,653	(93,675)	654,882
Equity securities issued by companies incorporated in Greece	56,968	817	(165)	57,620
Equity securities issued by companies incorporated outside Greece	42,107	6,121	(3,273)	44,955
Mutual Fund units	452,200	2,254	(32,292)	422,162
Total available-for-sale securities	9,035,247	50,423	(513,946)	8,571,724

	2012
Available-for-sale securities		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	(Losses)	Value
	(EUR in thousands)
Greek government bonds	1,640,954	83,770	(43,385)	1,681,339
Debt securities issued by other governments and public sector entities	3,316,344	175,048	(2,567)	3,488,825
Foreign treasury bills	318,308	52	(1,399)	316,961
Corporate debt securities issued by companies incorporated in Greece	567,915	817	(82,321)	486,411
Corporate debt securities issued by companies incorporated outside Greece	533,708	14,992	(41,477)	507,223
Equity securities issued by companies incorporated in Greece	56,004	32,308	(97)	88,215
Equity securities issued by companies incorporated outside Greece	19,308	8,306	(28)	27,586
Mutual Fund units	459,838	36,435	(1,410)	494,863
Total available-for-sale securities	6,912,379	351,728	(172,684)	7,091,423

The following table presents the fair value and the associated unrealized losses of available-for-sale securities in an unrealized loss position as at December 31, 2011. The table also discloses whether these securities have had unrealized losses for periods less than 12 months or for 12 months or longer.

	2011
	Less than 12 months		12 months or longer		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
	(EUR in thousands)
Available-for-sale securities
Greek government bonds	1,327,674	(33,304)	-	-	1,327,674	(33,304)
Debt securities issued by other governments and public sector entities	2,403,878	(91,797)	60,037	(16,659)	2,463,915	(108,456)
Foreign treasury bills	29,322	(733)	-	-	29,322	(733)
Corporate debt securities issued by companies incorporated in Greece	17,900	(9,467)	335,976	(232,581)	353,876	(242,048)
Corporate debt securities issued by companies incorporated outside Greece	137,609	(16,698)	216,391	(76,977)	354,000	(93,675)
Equity securities issued by companies incorporated in Greece	506	(165)	-	-	506	(165)
Equity securities issued by companies incorporated outside Greece	3,274	(3,063)	1,121	(210)	4,395	(3,273)
Mutual Fund units	231,391	(23,362)	74,011	(8,930)	305,402	(32,292)
Total available-for-sale securities	4,151,554	(178,589)	687,536	(335,357)	4,839,090	(513,946)

The following table presents the fair value and the associated unrealized losses of available-for-sale securities in an unrealized loss position as at December 31, 2012. The table also discloses whether these securities have had unrealized losses for periods less than 12 months or for 12 months or longer.

	December 31, 2012
	Less than 12 months		12 months or longer		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
	(EUR in thousands)
Available-for-sale securities in unrealized loss position
Greek government bonds	3,271	(151)	1,341,120	(43,234)	1,344,391	(43,385)
Debt securities issued by other governments and public sector entities	345,287	(2,509)	7,730	(58)	353,017	(2,567)
Foreign treasury bills	51,137	(1,399)	-	-	51,137	(1,399)
Corporate debt securities issued by companies incorporated in Greece	39,999	(181)	376,821	(82,140)	416,820	(82,321)
Corporate debt securities issued by companies incorporated outside Greece	26,839	(1,714)	202,044	(39,763)	228,883	(41,477)
Equity securities issued by companies incorporated in Greece	-	-	412	(97)	412	(97)
Equity securities issued by companies incorporated outside Greece	206	(1)	361	(27)	567	(28)
Mutual Fund units	46,238	(1,305)	1,195	(105)	47,433	(1,410)
Total available-for-sale securities	512,977	(7,260)	1,929,683	(165,424)	2,442,660	(172,684)

The scheduled maturities of available-for-sale securities at December 31, 2011 and 2012 were as follows:
	2011		2012

	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value
	(EUR in thousands)		(EUR in thousands)
Due in one year or less	541,384	520,431	1,014,522	1,018,035
Due from one to five years	4,524,571	4,293,808	3,551,564	3,518,676
Due from five to ten years	2,085,817	1,947,161	1,188,161	1,282,933
Due after ten years	1,332,200	1,285,587	622,982	661,115
Total debt securities	8,483,972	8,046,987	6,377,229	6,480,759
Equity securities and mutual fund units	551,275	524,737	535,150	610,664
Total	9,035,247	8,571,724	6,912,379	7,091,423

	2011
	Less than 12 months		12 months or longer		Total
	Fair	Unrecognized	Fair	Unrecognized	Fair	Unrecognized
	Value	Losses	Value	Losses	Value	Losses
	(EUR in thousands)
Held to maturity investments
Greek government bonds	-	-	15,432	(40,589)	15,432	(40,589)
Debt securities issued by other governments and public sector entities	5,326	(2,973)	17,239	(3,597)	22,565	(6,570)
Total held to maturity investments	5,326	(2,973)	32,671	(44,186)	37,997	(47,159)

	2012
	Less than 12 months		12 months or longer		Total
	Fair	Unrecognized	Fair	Unrecognized	Fair	Unrecognized
	Value	Losses	Value	Losses	Value	Losses
	(EUR in thousands)
Held to maturity investments
Greek government bonds	-	-	56,053	(1,143)	56,053	(1,143)
Total	-	-	56,053	(1,143)	56,053	(1,143)

The scheduled maturities of held-to-maturity securities at December 31, 2011 and 2012 were as follows:
	2011		2012
	As restated
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value
	(EUR in thousands)		(EUR in thousands)
Due in one year or less	148,409	148,481	215,264	214,121
Due from one to five years	376,198	332,636	-	-
Due from five to ten years	389,799	386,202	78,266	97,645
Due after ten years	87,796	95,982	62,414	93,209
Total	1,002,202	963,301	355,944	404,975

Investment Securities Scheduled Maturities Available For Sale Securities Tables [Text Block]

The following table presents the net gains / (losses) on available-for-sale and held-to-maturity securities for 2010, 2011 and 2012.
	2010	2011	2012

	(EUR in thousands)
Gross realized gains on sales of available for sale securities
Greek government bonds	3,138	83,573	382,090
Debt securities issued by other governments and public sector entities	177,592	21,607	30,679
Corporate debt securities	4,666	13,108	8,331
Equity securities	4,388	1,716	2,590
Mutual fund units	8,226	11,832	14,641
Total gross realized gains on sales of available for sale securities	198,010	131,836	438,331
Gross realized losses on sales of available for sale securities
Greek government bonds	(68,507)	(142,205)	(73,446)
Debt securities issued by other governments and public sector entities	(12,387)	(7,410)	(10,816)
Corporate debt securities	(2,143)	(316)	(70)
Equity securities	-	(1,284)	(1,189)
Mutual fund units	(14)	(87)	(2,603)
Total gross realized losses on sales of available for sale securities	(83,051)	(151,302)	(88,124)
Net realized gains / (losses) on sales of available for sale securities	114,959	(19,466)	350,207

Other-Than-Temporary-Impairment
OTTI of Greek government bonds	-	(8,770,914)	(378,270)
Debt securities issued by other governments and public sector entities	-	-	(6,328)
Corporate debt securities	-	(142,973)	(9,792)
Equity securities	(85,198)	(223,366)	(15,743)
Mutual fund units	(4,299)	(36,460)	(317)
Total Other-Than-Temporary-Impairment	(89,497)	(9,173,713)	(410,450)
Net gains / (losses) on available for sale and held to maturity securities	25,462	(9,193,179)	(60,243)

Investment Securities Scheduled Maturities Held To Maturity Investments Tables [Text Block]

Held-to-maturity securities

The amortized cost of held-to-maturity securities and their fair values at December 31, comprised:
	2011
		Gross	Gross
	Amortized	Unrecognized	Unrecognized	Fair
	Cost	Gains	(Losses)	Value
Held-to-maturity securities	(EUR in thousands)
Greek government bonds	845,015	-	(40,589)	804,426
Debt securities issued by other governments and public sector entities	107,206	8,258	(6,570)	108,894
Foreign Treasury bills	49,981	-	-	49,981
Total held-to-maturity securities	1,002,202	8,258	(47,159)	963,301

	2012
		Gross	Gross
	Amortized	Unrecognized	Unrecognized	Fair
	Cost	Gains	(Losses)	Value
Held-to-maturity securities	(EUR in thousands)
Greek government bonds	119,610	30,795	(1,143)	149,262
Debt securities issued by other governments and public sector entities	92,055	19,379	-	111,434
Foreign Treasury bills	144,279	-	-	144,279
Total held-to-maturity securities	355,944	50,174	(1,143)	404,975

Investment Securities Scheduled Impact Of Psi For Eligible Greek Government Bonds Tables [Text Block]

	Eligible GGBs		Non-eligible GGBs		New GGBs		TOTAL GGBs
	Notional Amount	Carrying Amount	Notional Amount	Carrying Amount	Notional Amount	Carrying Amount	Notional Amount	Carrying Amount
EUR thousands
31-Dec-10	13241433.0	9750785.0	1202883.0	1176433.0	-	-	14444316.0	10927218.0
Net purchases/sales/ maturity	(307210.0)	(117198.0)	317096.0	231145.0	-	-	9886.0	113947.0
Amortization of discounts	-	69469.0	-	8166.0	-	-	-	77635.0
Fair Value adjustments (Trading & AFS)	-	(3973028.0)	-	(29398.0)	-	-	-	(4002426.0)
OTTI for held-to-maturity	-	(2347320.0)	-	-	-	-	-	(2347320.0)
Currency translation differences for GGBs denominated in foreign currency	29494.0	32572.0	-	-	-	-	29494.0	32572.0
Total, December 31, 2011	12963717.0	3415280.0	1519979.0	1386346.0	-	-	14483696.0	4801626.0
Net purchases/sales/ maturity	(144151.0)	(6780.0)	99549.0	18446.0	288786.0	64930.0	244184.0	76596.0
Amortization of discounts	-	10003.0	-	54013.0	-	66395.0	-	130411.0
Fair Value adjustments (Trading) (1)	-	(22599.0)	-	-	-	-	-	(22599.0)
Fair Value adjustments (AFS) (1)	-	(252704.0)	-	55689.0	-	364345.0	-	167330.0
OTTI for held-to-maturity(1)	-	(98436.0)	-	-	-	-	-	(98436.0)
Currency translation differences for GGBs denominated in foreign currency	(22195.0)	(6444.0)	-	-	-	-	(22195.0)	(6444.0)
Exchanged in the PSI	(12247371.0)	(2831455.0)	-	-	4437322.0	1092655.0	(7810049.0)	(1738800.0)
Buyback program	-	-	-	-	(4443402.0)	(1508736.0)	(4443402.0)	(1508736.0)
Total, December 31, 2012	550000.0	206865.0	1619528.0	1514494.0	282706.0	79589.0	2452234.0	1800948.0
Fair Value as of December 31, 2011		3415280.0		1343108.0		-		4758388.0
Fair Value as of December 31, 2012		206865.0		1513350.0		110400.0		1830615.0

(1) Immediately before the PSI exchange in March 2012, the fair value of the Eligible GGBs exchanged in the PSI was set equal to the total fair value of the securities received, i.e. the sum of fair value of the new Greek government bonds, the detachable GDP linked securities and the EFSF bonds . The fair value for the new Greek government bonds was determined based on the market prices on the first day of trading in March 2012. Since we have concluded that a credit related OTTI existed for all eligible Greek government bonds, the total loss recognized in AOCI for the bonds that were classified as AFS was recycled in the income statement.

In 2011 we recognized OTTI with respect to Greek government bonds eligible for the PSI as follows:

		EUR thousands
OTTI for available-for-sale (reclassified from AOCI)		-6,304,467
OTTI for held-to-maturity		-2,347,320
OTTI for held-to-maturity (reclassified from AOCI)(1)		-119,127
Total OTTI		-8,770,914
(1) Relates to bonds previously in AFS that were reclassified to HTM thus there was a component in AOCI that was being amortized over the life of the bond.

The table below presents an analysis of the instruments received in the PSI:

	Notional Amount	Carrying Amount
	EUR thousands
Instruments received for the PSI eligible Greek government bonds
New Greek government bonds	3,884,033	956,440
EFSF bonds	1,848,134	1,848,134
Sub-total	5,732,166	2,804,574
EFSF bond received for accrued interest	309,745	309,745
Detachable GDP -linked securities	3,884,033	26,881
Total instruments received for the PSI eligible Greek government bonds	9,925,944	3,141,199

Instruments received for the PSI eligible loans
New Greek government bonds	553,289	136,215
EFSF bonds	263,471	263,471
Sub-total	816,761	399,687
EFSF bond received for accrued interest	26,002	26,002
Detachable GDP -linked securities	553,289	4,083
Total instruments received for the eligible loans	1,396,052	429,772

In 2012 we recognized OTTI with respect to Greek government bonds eligible for the PSI as follows:

		EUR thousands
OTTI for available-for-sale (reclassified from AOCI)		-252,704
OTTI for held-to-maturity		-98,436
Gain from buyback (reclassified from AOCI)		361,555
Total OTTI net of gain from buyback in 2012		10,415

EUR thousands
Fair value of instruments received	1,508,736
Amortized cost of instruments offered	(1,147,181)
Gain	361,555